Label	Element	Value
Polaris Global Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Polaris Global Value Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Polaris Capital Management, LLC (the “Adviser”) may write covered call options that are designed both to receive option premium proceeds for the Fund while holding securities that are appreciating and to sell such securities when they reach the Adviser’s target sell price. In order to hedge against downside risks in the Fund’s portfolio, the Adviser may also purchase put options that are designed to appreciate if the underlying security declines in value. The Adviser may write put options to execute its strategy, and will seek to buy stocks when the price declines to the Adviser’s target levels. The Adviser also may effectuate a desired hedge by purchasing put or call options on relevant stock index(es) or related exchange-traded funds (“ETFs”) instead.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Options Risk. The Fund will suffer a loss in connection with the purchase of options if securities prices do not move in the direction anticipated by the Fund when purchasing the option. The Fund runs the risk of losing the entire premium paid for the option, plus transaction costs. The potential for loss related to writing a covered call option is limited to foregoing the potential increase in the value of the underlying security over the sum of the call price of the option and the premium received by the writer. The potential for loss related to writing put options is limited to the exercise price, less the premium received.